Other accounts payable - Additional information (Details) - Sociedad Minera Cerro Verde S.A.A. - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other accounts payable [Line Items]
Interest and penalties of disputed mining royalties	$ 4.0	$ 3.0
Withholding income tax	2.8	2.6
Pension funds	$ 1.1	$ 1.1